Related party transactions and Directors' remuneration - Disclosure required by the Companies Act 2006 (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Aggregate emoluments	£ 11.4	£ 10.9	£ 9.8
Amounts paid under LTIPs	1.2	0.0	0.0
Total directors expense in accordance with companies act 2006	12.6	10.9	9.8
Director | Share Value Plan and Deferred Share Value Plan
Disclosure of transactions between related parties [line items]
Aggregate emoluments	£ 1.3	£ 1.8	£ 1.5